SUPPLEMENT dated JUNE 1, 2011 to the

PROSPECTUS/PROXY STATEMENT dated May 25, 2011

Regarding the acquisition of the assets of:

MONEY MARKET PORTFOLIO

HIGH GRADE BOND PORTFOLIO

STRATEGIC YIELD PORTFOLIO

MANAGED PORTFOLIO

VALUE GROWTH PORTFOLIO

BLUE CHIP PORTFOLIO

each a portfolio of EQUITRUST VARIABLE INSURANCE SERIES FUND

By and in exchange for Shares of:

FEDERATED PRIME MONEY FUND II

FEDERATED QUALITY BOND FUND II

FEDERATED CAPITAL INCOME FUND II

or

FEDERATED CAPITAL APPRECIATION FUND II

each a portfolio of FEDERATED INSURANCE SERIES

In the section entitled “Share Ownership of the Funds” on p. 73 of the Prospectus/Proxy Statement, the following table amends and restates the information regarding the outstanding shares of EquiTrust Variable Insurance Series Fund.

SHARE OWNERSHIP OF THE FUNDS

As of May 16, 2011, EquiTrust Variable Insurance Series Fund had the following numbers of outstanding shares of beneficial interest:

EquiTrust Variable Portfolio	Share Class	Outstanding Shares
Money Market Portfolio	Initial Class Shares Service Class Shares	9,482,765.840 824,221.780
High Grade Bond Portfolio	Initial Class Shares Service Class Shares	4,309,727.053 1,337,209.166
Strategic Yield Portfolio	Initial Class Shares Service Class Shares	4,305,780.559 117,924.306
Managed Portfolio	Initial Class Shares Service Class Shares	5,174,618.008 107,629.509
Value Growth Portfolio	Initial Class Shares Service Class Shares	4,001,338.975 51,987.490
Blue Chip Portfolio	Initial Class Shares Service Class Shares	2,012,641.690 102,552.926

You should read this Supplement in conjunction with the Prospectus/Proxy Statement and retain it for future reference.